11. DARPA CONTRACT AND RELATED REVENUE RECOGNITION (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized	$ 630,887	$ 1,466,482
Milestone 2.4.2.2
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized	197,362
Milestone 2.4.2.4
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized	50,000
Milestone M9
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized	197,361
Milestone M11
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized	$ 186,164
Milestone 2.3.2.2
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized		195,581
Milestone 2.3.2.2
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized		195,581
Milestone 2.3.3.2
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized		208,781
Milestone M5
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized		208,781
Milestone M3
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized		195,576
Milestone 2.4.2.1
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized		197,362
Milestone 2.4.1.1
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized		186,164
Milestone 2.4.2.3
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized		$ 78,641